Share Capital (Tables)	12 Months Ended
Jul. 31, 2022
Share Capital [Abstract]
Schedule of stock option issued and outstanding
		Number of shares	Share Capital
Balance at July 31, 2020		120,616,441	$1,023,788
May 2021 at the market offering, net	(i)	6,373,926	45,257
June 2020 at the market offering	(ii)	244,875	-
Senior secured convertible note[1], net	Note 19	4,602,241	29,540
Acquisition shares - Zenabis	Note 15	17,579,336	151,358
Transaction costs	Note 15	448,639	3,612
Exercise of warrants	Note 24	2,146,931	9,932
Exercise of stock options	Note 25	410,051	3,213
Exercise of equity settled RSUs	Note 25	223,506	1,267
Balance at July 31, 2021		152,645,946	$1,267,967
Acquisition shares - Redecan, net	Note 15	69,721,116	213,746
Acquisition shares - 48North, net	Note 15	5,352,005	16,486
At-the-Market program, net of costs	(iv)	24,290,117	27,266
August 2021 Underwritten Public Offering	(iii)	49,080,024	135,645
Redemptions of senior secured convertible note[1], net	Note 19	202,224,566	199,818
Amended senior secured convertible note	Note 20	67,774,266	17,900
Equity line of credit standby commitment fee	(v)	10,843,373	3,795
Advisor and broker compensation	(vi)	19,040,010	6,998
Exercise of stock options	Note 25	17,024	147
Balance as at July 31, 2022		600,988,447	$1,889,768

[1] Issuance of equity on optional redemption payments.